|------------------------------|
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                                                |   Expires: November 30, 2005 |
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09275

                          GARTMORE MUTUAL FUNDS II, INC
               (Exact name of registrant as specified in charter)

                     94 NORTH BROADWAY, IRVINGTON, NY 10533
       (Address of principal executive offices)                (Zip code)

                                  MARK P BRONZO
                      GARTMORE SEPARATE ACCOUNTS LLC

                                94 NORTH BROADWAY
                               IRVINGTON, NY 10533
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (914) 674-5700

Date  of  fiscal  year  end:     06/30/04

Date  of  reporting  period:     12/31/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                 GARTMORE FUNDS


                              GARTMORE FOCUS FUND

                                SEMIANNUAL REPORT

                                December 31, 2003

[Logo]

GARTMORE  GLOBAL  INVESTMENTS

At Gartmore Global Investments, we look beyond traditional approaches, offering sophisticated solutions designed not only to manage the heightened risks of today's markets but also to capitalize on them, delivering new sources of growth.

GARTMORE  GROUP:  A  GLOBAL  ASSET  MANAGEMENT  TEAM

Gartmore Global Investments, investment adviser to Gartmore Funds, leads the U.S. component of Gartmore Group, the global asset management arm of Nationwide .. Gartmore Group comprises 10 affiliated investment advisers, collectively managing more than $88 billion1 in taxable and nontaxable assets for institutional and individual investors. Gartmore Group has a combined professional staff in excess of 800 associates strategically situated in the United States, the United Kingdom, Scotland, Jersey (Channel Islands), Spain, Germany, Italy, Sweden and Japan.

SOLUTIONS  FOR  EVERY  NEED  AND  MARKET

- Boasts more than 35 mutual funds covering most major asset classes (international equities, domestic equities and bonds), including passively managed asset allocation funds

- Features innovative alternative investment capabilities such as stable-value and long-short equity options

- Manages separate account strategies, including concentrated large-cap growth, concentrated mid-cap growth, mid-cap value, intermediate fixed income and balanced growth

TIME-TESTED  AND  SOLID  ACTIVE  MANAGEMENT  DISCIPLINE

-    Adheres  to  high  standards  of  measurable  accountability


- Utilizes a blend of fundamental research and quantitative techniques to help control risk

- Employs an in-house marketplace of ideas to help ensure that clients benefit from Gartmore's best thinking

FOCUSED  ON  "PEOPLE  FIRST,  PERFORMANCE  ALWAYS"

-    Management  philosophy  is  based  on  teamwork to ensure depth of coverage

- Investment professionals are veterans in the field of asset management-providing expertise to clients since 1969

-    Delivering  superior  risk-adjusted  returns  is  the  goal

THE  FOLLOWING  ASSET  MANAGEMENT  AFFILIATES  CONDUCT
BUSINESS  UNDER  THE  TRADE  NAME  "GARTMORE  GROUP":

Gartmore  Capital  Management  Ltd2
Gartmore  Fund  Managers  Ltd2
Gartmore  Global  Partners2,  3
Gartmore  Investment  Ltd2
Gartmore  Japan  Ltd2
Gartmore  Morley  Capital  Management,  Inc.3
Gartmore  Mutual  Fund  Capital  Trust3,  4
Gartmore  SA  Capital  Trust3,  4
Gartmore  Separate  Accounts,  LLC3
NorthPointe  Capital  LLC3

ADDITIONAL  INFORMATION  CAN  BE  FOUND  ONLINE:
WWW.GARTMORE.US  AND  WWW.GARTMOREFUNDS.COM

1.   As  of  Dec.  31,  2003.
2. These advisers are subsidiaries of Gartmore Investment Management plc, which ultimately reports to Nationwide.
3. These are SEC-registered investment advisers based in the United States. Collectively, these advisers manage $37 billion as of Dec. 31, 2003.
4.   Together,  these  advisers  do  business  as  Gartmore  Global Investments.

Gartmore Global Investments is the investment adviser to Gartmore Funds. "Look Beyond.", NorthPointe Capital and the Family of Funds Diagram are federally registered service marks of Gartmore Global Investments, Inc.


Nationwide is a federally registered service mark of Nationwide Mutual Insurance Company.
Securities  offered  through  Gartmore Distribution Services, Inc., Member NASD.

This report is for the information of shareholders of Gartmore Funds. For more complete information, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send money.

LOOK  BEYOND  WITH  GARTMORE  FUNDS.

TAKING  DIVERSIFICATION  TO
THE  NEXT  LEVEL

[logo]

CORE  Series

     Broad market portfolios featuring growth, value and blend styles as well as balanced and fixed income funds designed to form the foundation of an asset allocation program.

INTERNATIONAL  Series

     International growth and emerging markets portfolios designed to capture overseas investment opportunities.

SECTOR  Series

     Global sector portfolios focused on specific industries, including financial services, health sciences, technology and utilities.

LEADERSHIP  Series

Concentrated stock portfolios specializing in major world markets that feature the best ideas of our global investment team.

CONCEPT  Series

     Opportunistic portfolios that can vary significantly in style, market cap, risk and asset class.

     CONTENTS

 4     MESSAGE  TO  SHAREHOLDERS
 5     GARTMORE  FOCUS  FUND
 6     STATEMENT  OF  INVESTMENTS
 7     STATEMENT  OF  ASSETS  AND  LIABILITIES
 8     STATEMENT  OF  OPERATIONS
 9     STATEMENT  OF  CHANGES  IN  NET  ASSETS
10     FINANCIAL  HIGHLIGHTS
11     NOTES  TO  FINANCIAL  STATEMENTS
14     MANAGEMENT  INFORMATION

There is no assurance that the investment objective of any fund will be achieved. The opinions expressed herein are those of Gartmore Separate Accounts LLC and may not actually come to pass. This information is current as of December 31, 2003, and is subject to change at any time, based on market and other conditions.

MESSAGE  TO  SHAREHOLDERS
December  31,  2003

DEAR  SHAREHOLDERS,

During 2003, the U.S. economic recovery gained surprising strength, especially in the second half of the year. Historic low interest rates, tremendous productivity gains, and improved cost structures allowed companies to report stronger than expected earnings. Companies also generated strong cash flow gains which set the stage for business spending to improve during the 2003 year. Monetary and fiscal stimulus boosted consumer spending even as the job market recovery lagged the stock market and overall economic growth.

The Gartmore Focus Fund had been positioned for an economic recovery from early in the first quarter of 2003. We follow several fixed income variables, on a daily basis, to determine future economic growth trends. We noticed that both high yield bonds and lower rated investment grade bonds (BBB rated) were outperforming comparable U.S. Treasuries early in 2003. This was an indication that investors were comfortable accepting risk again, historically a positive sign for the equity markets and the economy.

This process allowed the Gartmore Focus Fund to outperform its benchmark in 2003. For the annual period ended December 31, 2003, the Fund returned 34.55%* versus a 28.69% return for the S&P 500 Index.

We concentrated the Gartmore Focus Fund's stock selections within the more cyclical sub-sectors of each broad sector during this period. Within the finance sector, we decided to overweight the investment banks. Within the technology sector, we decided to overweight the semi-capital equipment and semiconductor companies. We also overweighted our exposure to industrials and consumer cyclical names. We underweighted our exposure to defensive sectors that perform better in sub-par economic environments, such as consumer staples, energy, and healthcare, especially the pharmaceuticals.

Although we saw the performance of small- and mid-size stocks dramatically outperform large-cap stocks, as is typical in a new bull market cycle, the Gartmore Focus Fund adhered to purchasing stocks that are $7.5 billion or larger in market cap. We still managed to outperform our market index, which contains mid-cap stocks, even as a pure large-cap growth manager.

- Performance of Class A shares without sales charges and assuming appreciation plus reinvestment of dividends and capital gains before taxes.

The Gartmore Focus Fund's top holdings included: Microsoft, the dominant software provider; Merrill Lynch, the investment bank and retail brokerage concern; and Tyco International, the diversified manufacturer. The Focus Fund added to its semiconductor holdings during the period with stocks such as Analog Devices, and we added to existing exposures in Texas Instruments, Applied Materials, KLA Tencor, and Qualcom. The Gartmore Focus Fund also added Boston
Scientific and Gilead Sciences to our healthcare sector holdings. The Fund added industrial names like Caterpillar and Tyco International. We also added Best Buy, an electronic products/appliance retailer.

Because we expect a global economic recovery in 2004 and continued strong profit growth in the U.S., the Gartmore Focus Fund is expected to remain overweight in cyclical sectors, such as industrials and technology.

We also believe the equity markets remain attractive from a valuation standpoint. S&P 500 Index operating earnings per share are expected to be $62/share in 2004. We ended 2003 trading at 18 times these anticipated earnings. This represents a reasonable multiple with interest rates at such low levels. S&P 500 Index earnings grew approximately 17.5% from 2002 to 2003, and they are expected to grow another 15% in 2004. If we anticipate 13% earnings per share growth in 2005, then 18 times $70/share, the market is fairly valued at 1260. Our earnings growth expectations imply another 14% - 15% upside for the S&P 500, and a stronger than expected equity market in 2004.

We will continue to work hard on your behalf with the objective to outperform the markets in 2004 as we did in 2003. Thank you always for your continued support and trust.

Sincerely,


Mark  P.  Bronzo
Chairman,  President  and  CEO

4 SEMIANNUAL REPORT 2003

GARTMORE  FOCUS  FUND

                                             Class  A  Shares  symbol:  GFOAX
                                             Class  B  Shares  symbol:  GFOBX
                                             Class  C  Shares  symbol:  GFOCX




SECTOR DIVERSIFICATION AS OF DECEMBER 31, 2003        % OR NET ASSETS
---------------------------------------------------------------------
Technology. . . . . . . . . . . . . . . . . . . . . . . . . .  20.38%
Healthcare. . . . . . . . . . . . . . . . . . . . . . . . . .  19.39%
Consumer Discretionary. . . . . . . . . . . . . . . . . . . .  17.58%
Financial Services. . . . . . . . . . . . . . . . . . . . . .  12.24%
Diversified . . . . . . . . . . . . . . . . . . . . . . . . .  12.06%
Telecommunications. . . . . . . . . . . . . . . . . . . . . .   5.73%
Producer Durables . . . . . . . . . . . . . . . . . . . . . .   4.49%
Machinery . . . . . . . . . . . . . . . . . . . . . . . . . .   4.19%
Energy. . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.42%
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.52%

TOP TEN HOLDINGS AS OF DECEMBER 31, 2003              % OR NET ASSETS
---------------------------------------------------------------------
Tyco International Ltd. . . . . . . . . . . . . . . . . . . .   5.50%
Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . .   5.33%
Merrill Lynch & Co., Inc. . . . . . . . . . . . . . . . . . .   4.37%
Morgan Stanley. . . . . . . . . . . . . . . . . . . . . . . .   4.34%
Dell Computer Corp. . . . . . . . . . . . . . . . . . . . . .   4.29%
Amgen, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .   4.26%
Teva Pharmaceutical Industries ADR. . . . . . . . . . . . . .   4.20%
Caterpillar, Inc. . . . . . . . . . . . . . . . . . . . . . .   4.19%
Gilead Sciences, Inc. . . . . . . . . . . . . . . . . . . . .   4.16%
Boston Scientific Corp. . . . . . . . . . . . . . . . . . . .   3.54%


COMPARISON OF A $10,000 INVESTMENT IN THE GARTMORE FOCUS FUND VS. THE S&P 500 INDEX FROM INCEPTION (JULY 27, 1999) THROUGH DECEMBER 31, 2003



DATE        GARTMORE FOCUS FUND CLASS A  S&P 500 INDEX
7/27/99. .                         9425          10000
12/31/99 .                        11744          11118
6/30/2000.                        12168          11071
12/31/2000                         9670          10105
6/30/2001.                         7484           9429
12/31/2001                         6315           8904
6/30/2002.                         5014           7733
12/31/2002                         4147           6936
6/30/2003.                         4740           7752
12/31/2003                         5580           8927


AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  December  31,  2003)



               1 YR.   INCEPTION(1)
----------------------------------
Class A . . .  26.77%      -12.34%
Class B . . .  29.62%      -11.60%
Class C . . .  31.96%      -11.60%
S&P 500 Index  28.69%      -11.97%


1    Fund  commenced  operations  on  July  27,  1999.

All performance numbers shown above are load adjusted. The returns do not reflect taxes a shareholder would pay on fund distributions or the redemption of fund shares. Class A share purchases are charged a maximum front end sales load of 5.75% of the offering price. Class B and C redemptions are charged a deferred sales load of up to 5.00% and 1.00%, respectively, on the lower of the original purchase amount or redemption proceeds. In addition, Class C share purchases are charged a front end sales load of 1%. All returns include reinvested dividends. The Standard & Poor's 500 Stock Index is an unmanaged index and unlike a mutual fund, the performance of an index assumes no transaction costs, taxes, management fees or other expenses.

INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                                        2003 SEMIANNUAL REPORT 5

STATEMENT  OF  INVESTMENTS
December  31,  2003  (Unaudited)

GARTMORE  FOCUS  FUND

COMMON  STOCKS  (97.5%)

                                                          SHARES OR
                                                     PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (17.6%)
Bed Bath & Beyond, Inc. (b) . . . . . . . . . . .             28,516  $ 1,236,169
Best Buy Co., Inc.. . . . . . . . . . . . . . . .             22,094    1,154,191
Clear Channel Communications, Inc.. . . . . . . .             17,608      824,583
InterActiveCorp (b) . . . . . . . . . . . . . . .             34,640    1,175,335
Target Corp.. . . . . . . . . . . . . . . . . . .             25,873      993,523
Viacom, Inc., Class B . . . . . . . . . . . . . .             28,279    1,255,021
                                                                      -----------
                                                                        6,638,822
                                                                      -----------
DIVERSIFIED (12.1%)
3M Co.. . . . . . . . . . . . . . . . . . . . . .             14,175    1,205,300
Honeywell International, Inc. . . . . . . . . . .             38,079    1,272,981
Tyco International Ltd. . . . . . . . . . . . . .             78,423    2,078,210
                                                                      -----------
                                                                        4,556,491
                                                                      -----------
ENERGY (1.4%)
Baker Hughes, Inc.. . . . . . . . . . . . . . . .             16,652      535,528
                                                                      -----------

FINANCIAL SERVICES (12.2%)
American Express Co.. . . . . . . . . . . . . . .             27,660    1,334,042
Merrill Lynch & Co., Inc. . . . . . . . . . . . .             28,113    1,648,827
Morgan Stanley. . . . . . . . . . . . . . . . . .             28,347    1,640,441
                                                                      -----------
                                                                        4,623,310
                                                                      -----------
HEALTHCARE (19.4%)
Amgen, Inc. (b) . . . . . . . . . . . . . . . . .             26,039    1,609,210
Boston Scientific Corp. (b) . . . . . . . . . . .             36,394    1,337,843
Gilead Sciences, Inc. (b) . . . . . . . . . . . .             27,054    1,572,920
Teva Pharmaceutical Industries Ltd. ADR - IL. . .             28,005    1,588,164
Wellpoint Health Networks, Inc. (b) . . . . . . .             12,545    1,216,740
                                                                      -----------
                                                                        7,324,877
                                                                      -----------
MACHINERY (4.2%)
Caterpillar, Inc. . . . . . . . . . . . . . . . .             19,049    1,581,448
                                                                      -----------

PRODUCER DURABLES (4.5%)
Applied Materials, Inc. (b) . . . . . . . . . . .             36,555      820,660
KLA-Tencor Corp. (b). . . . . . . . . . . . . . .             14,923      875,532
                                                                      -----------
                                                                        1,696,192
                                                                      -----------
TECHNOLOGY (20.4%)
Analog Devices, Inc.. . . . . . . . . . . . . . .             25,601    1,168,686
Dell, Inc. (b). . . . . . . . . . . . . . . . . .             47,741    1,621,284
Hewlett-Packard Co. . . . . . . . . . . . . . . .             39,831      914,918
Microsoft Corp. . . . . . . . . . . . . . . . . .             73,154    2,014,661
Oracle Corp. (b). . . . . . . . . . . . . . . . .             87,373    1,153,324
Texas Instruments, Inc. . . . . . . . . . . . . .             28,078      824,932
                                                                      -----------
                                                                        7,697,805
                                                                      -----------

                                                          SHARES OR
                                                     PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------
TELECOMMUNICATIONS  (5.7%)
Nokia Corp. ADR - FI. . . . . . . . . . . . . . .             69,286  $ 1,177,862
QUALCOMM, Inc.. . . . . . . . . . . . . . . . . .             18,297      986,757
                                                                      -----------
                                                                        2,164,619
                                                                      -----------
TOTAL COMMON STOCKS                                                    36,819,092
                                                                      -----------

REPURCHASE AGREEMENTS (2.8%)

CS First Boston, 0.89%, dated 12/31/03,
due 01/02/04, repurchase price $459,043
(Fully collateralized by AA Corporate Bonds). . .  $         459,020      459,020
Nomura Securities, 0.89%, dated 12/31/03,
due 01/02/04, repurchase price $592,142
(Fully collateralized by U.S. Agency Securities).            592,113      592,113
                                                                      -----------

TOTAL REPURCHASE AGREEMENTS                                             1,051,133
                                                                      -----------

TOTAL INVESTMENTS (COST $33,223,631) (A) - 100.3%                      37,870,225

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                            (99,888)
                                                                      -----------

NET ASSETS - 100.0%                                                   $37,770,337
                                                                      ===========

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:
     Unrealized  appreciation           $5,115,586
     Unrealized  depreciation             (468,992)
                                        ----------
     Net  unrealized  appreciation      $4,646,594
                                        ==========
     Aggregate  cost  for federal income tax purposes is substantially the same.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
FI   Finland
IL   Israel

See  Notes  to  Financial  Statements.

6 SEMIANNUAL REPORT 2003

STATEMENT  OF  ASSETS  AND  LIABILITIES
December  31,  2003  (Unaudited)



                                                                         GARTMORE
                                                                        FOCUS FUND
                                                                       -------------
ASSETS:
Investments, at value (cost $32,172,498). . . . . . . . . . . . . . .  $ 36,819,092
Repurchase agreements, at cost. . . . . . . . . . . . . . . . . . . .     1,051,133
                                                                       -------------
           Total Investments. . . . . . . . . . . . . . . . . . . . .    37,870,225
                                                                       -------------
Interest and dividends receivable . . . . . . . . . . . . . . . . . .        11,508
                                                                       -------------
            Total Assets. . . . . . . . . . . . . . . . . . . . . . .    37,881,733
                                                                       -------------
LIABILITIES:
Payable for capital shares redeemed . . . . . . . . . . . . . . . . .         6,440
Accrued expenses and other payables
     Investment advisory fees . . . . . . . . . . . . . . . . . . . .        19,079
     Fund administration and transfer agent fees. . . . . . . . . . .         7,120
     Distribution fees. . . . . . . . . . . . . . . . . . . . . . . .         3,547
     Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        75,210
                                                                       -------------
                Total Liabilities . . . . . . . . . . . . . . . . . .       111,396
                                                                       -------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 37,770,337
                                                                       =============
REPRESENTED BY:
Capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $106,444,735
Accumulated net investment income (loss). . . . . . . . . . . . . . .      (174,922)
Accumulated net realized gains (losses) from investment transactions.   (73,146,070)
Net unrealized appreciation (depreciation) on investments . . . . . .     4,646,594
                                                                       -------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 37,770,337
                                                                       =============
NET ASSETS:
Class A Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 20,004,839
Class B Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .       493,192
Class C Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .    17,272,306
                                                                       -------------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 37,770,337
                                                                       =============
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,379,210
Class B Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .        83,518
Class C Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,950,048
                                                                       -------------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6,412,776
                                                                       =============

NET ASSET VALUE:
Class A Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       5.92
Class B Shares (a). . . . . . . . . . . . . . . . . . . . . . . . . .  $       5.91
Class C Shares (b). . . . . . . . . . . . . . . . . . . . . . . . . .  $       5.85

MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-maximum sales
 charge) of  net asset value adjusted to the nearest cent):
Class A Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       6.28
Class C Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       5.91
                                                                       -------------
Maximum Sales Charge - Class A Shares . . . . . . . . . . . . . . . .          5.75%
                                                                       =============
Maximum Sales Charge - Class C Shares . . . . . . . . . . . . . . . .          1.00%
                                                                       =============

(a) For Class B shares, the redemption price per share varies by length of time shares are held.
(b) For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

See  notes  to  financial  statements.
                                                        2003 SEMIANNUAL REPORT 7

STATEMENT  OF  OPERATIONS
For  the  Six  Months  Ended  December  31,  2003  (Unaudited)





                                                                      GARTMORE
                                                                     FOCUS FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income. . . . . . . . . . . . . . . . . . . . . . . . . .  $     8,485
Dividend income. . . . . . . . . . . . . . . . . . . . . . . . . .      182,986
                                                                    ------------
     Total Income. . . . . . . . . . . . . . . . . . . . . . . . .      191,471
                                                                    ------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . . . . . . . .      136,128
Accounting/Administration fees . . . . . . . . . . . . . . . . . .       46,582
Service organization fee Class A . . . . . . . . . . . . . . . . .       23,793
Service organization fee Class B . . . . . . . . . . . . . . . . .       17,997
Service organization fee Class C . . . . . . . . . . . . . . . . .       20,086
Distribution fee Class B . . . . . . . . . . . . . . . . . . . . .       53,994
Distribution fee Class C . . . . . . . . . . . . . . . . . . . . .       60,256
Audit fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12,569
Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . .        9,442
Insurance fees . . . . . . . . . . . . . . . . . . . . . . . . . .        1,283
Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .       23,630
Registration fees. . . . . . . . . . . . . . . . . . . . . . . . .       16,087
Printing fees. . . . . . . . . . . . . . . . . . . . . . . . . . .       13,071
Transfer agent fees Class A. . . . . . . . . . . . . . . . . . . .        3.966
Transfer agent fees Class B. . . . . . . . . . . . . . . . . . . .        3,729
Transfer agent fees Class C. . . . . . . . . . . . . . . . . . . .        3,754
Directors' fees. . . . . . . . . . . . . . . . . . . . . . . . . .       31,422
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . .        4,202
                                                                    ------------
      Total expenses before voluntary fee reductions . . . . . . .      481,991
Expenses voluntarily reimbursed. . . . . . . . . . . . . . . . . .     (149,689)
                                                                    ------------
     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . .      332,302
                                                                    ------------
NET INVESTMENT INCOME (LOSS) . . . . . . . . . . . . . . . . . . .     (140,831)
                                                                    ------------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains (losses) on investment transactions . . . . . .    2,635,017
Net change in unrealized appreciation/depreciation on investments.    4,901,202
                                                                    ------------
Net realized/unrealized gains (losses) on investments. . . . . . .    7,536,219
                                                                    ------------
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . .  $ 7,395,388
                                                                    ============

See  notes  to  financial  statements.

8  SEMIANNUAL  REPORT  2003

STATEMENT  OF  CHANGES  IN  NET  ASSETS




                                                                           GARTMORE  FOCUS  FUND
                                                                   -------------------------------------
                                                                      SIX MONTHS ENDED      YEAR ENDED
                                                                     DECEMBER 31,  2003    JUNE 30, 2003
                                                                        (UNAUDITED)
---------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $          (140,831)  $     (417,858)
Net realized gains (losses) on investment transactions . . . . . .            2,635,017       (9,261,891)
Net change in unrealized appreciation/depreciation on investments.            4,901,202        5,909,205
                                                                    -------------------------------------
Change in net assets resulting from operations . . . . . . . . . .            7,395,388       (3,770,544)
                                                                    -------------------------------------
CLASS A CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . . . . . . . . . . . . . . . . .              892,130        1,210,902
Capital contribution from affiliates(1). . . . . . . . . . . . . . .            151,684                -
Cost of shares redeemed. . . . . . . . . . . . . . . . . . . . . .           (1,956,333)      (4,680,268)
                                                                    -------------------------------------
                                                                               (912,519)      (3,469,366)
                                                                    -------------------------------------
CLASS B CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . . . . . . . . . . . . . . . . .                7,552           40,354
Capital contribution from affiliates(1). . . . . . . . . . . . . .               56,830                -
Cost of shares redeemed. . . . . . . . . . . . . . . . . . . . . .          (17,030,080)        (163,958)
                                                                    -------------------------------------
                                                                            (16,965,698)        (123,604)
                                                                    -------------------------------------
CLASS C CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . . . . . . . . . . . . . . . . .              122,597           17,995
Capital contribution from affiliates(1). . . . . . . . . . . . . .              132,086                -
Cost of shares redeemed. . . . . . . . . . . . . . . . . . . . . .             (136,093)      (2,117,161)
                                                                    -------------------------------------
                                                                                118,590       (2,099,166)
                                                                    -------------------------------------
Change in net assets from capital transactions . . . . . . . . . .          (17,759,627)      (5,692,136)
                                                                    -------------------------------------
Change in net assets . . . . . . . . . . . . . . . . . . . . . . .          (10,364,239)      (9,462,680)
NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . . . . . . . . . .           48,134,576       57,597,256
                                                                    -------------------------------------
End of period. . . . . . . . . . . . . . . . . . . . . . . . . . .  $        37,770,337   $   48,134,576
                                                                    =====================================
CLASS A SHARE TRANSACTION:
Issued . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              162,709          260,888
Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (365,526)      (1,036,975)
                                                                    -------------------------------------
                                                                               (202,817)        (776,087)
                                                                    -------------------------------------
CLASS B SHARE TRANSACTION:
Issued . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,435            9,347
Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (3,000,014)         (35,490)
                                                                    -------------------------------------
                                                                             (2,998,579)         (26,143)
                                                                    -------------------------------------
CLASS C SHARE TRANSACTION:
Issued . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               22,870            3,925
Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (24,205)        (459,288)
                                                                    -------------------------------------
                                                                                 (1,335)        (455,363)
                                                                    -------------------------------------

1    See  footnote  G  of  notes  to  financial  statements.

See  notes  to  financial  statements.
                                                        2003 SEMIANNUAL REPORT 9

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  FOCUS  FUND




                                              INVESTMENT  ACTIVITIES
                                 ----------------------------------------------------------------------------------------
                                        NET                    RATIO OF NET    RATIO OF
                                   REALIZED AND                  RATIO OF     INVESTMENT   EXPENSES (PRIOR
                                        NET           NET       UNREALIZED       TOTAL           NET         NET ASSETS
                                   ASSET VALUE,   INVESTMENT       GAINS         FROM        ASSET VALUE      AT END OF
                                     BEGINNING      INCOME      (LOSSES) ON   INVESTMENT        END OF          TOTAL
                                     OF PERIOD      (LOSS)      INVESTMENTS   ACTIVITIES        PERIOD       RETURN (A)
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended June 30, 2000 (d). .  $       10.00       (0.06)          2.97         2.91   $          12.91   29.10% (f)
Year Ended June 30, 2001. . . . .  $       12.91       (0.07)         (4.90)       (4.97)  $           7.94     (38.50%)
Year Ended June 30, 2002 (e). . .  $        7.94       (0.04)         (2.58)       (2.62)  $           5.32     (33.00%)
Year Ended June 30, 2003. . . . .  $        5.32       (0.04)         (0.25)       (0.29)  $           5.03      (5.45%)
Six Months Ended
December 31, 2003 (Unaudited) . .  $        5.03       (0.02)          0.91         0.89   $           5.92   17.69% (f)
CLASS B SHARES
Period Ended June 30, 2000 (d). .  $       10.00       (0.11)          3.01         2.90   $          12.90   29.00% (f)
Year Ended June 30, 2001. . . . .  $       12.90       (0.08)         (4.90)       (4.98)  $           7.92     (38.60%)
Year Ended June 30, 2002 (e). . .  $        7.92       (0.05)         (2.57)       (2.62)  $           5.30     (33.08%)
Year Ended June 30, 2003. . . . .  $        5.30       (0.04)         (0.25)       (0.29)  $           5.01      (5.47%)
Six Months Ended
December 31, 2003 (Unaudited) (e)  $        5.01       (0.01)          0.91         0.90   $           5.91   17.96% (f)
CLASS C SHARES
Period Ended June 30, 2000 (d). .  $       10.00       (0.10)          2.98         2.88   $          12.88   28.80% (f)
Year Ended June 30, 2001. . . . .  $       12.88       (0.10)         (4.89)       (4.99)  $           7.89     (38.74%)
Year Ended June 30, 2002 (e). . .  $        7.89       (0.07)         (2.55)       (2.62)  $           5.27     (33.21%)
Year Ended June 30, 2003. . . . .  $        5.27       (0.06)         (0.24)       (0.30)  $           4.97      (5.69%)
Six Months Ended
December 31, 2003 (Unaudited) . .  $        4.97       (0.02)          0.90         0.88   $           5.85   17.71% (f)


                                                              RATIOS  /  SUPPLEMENTAL  DATA
                                  -------------------------------------------------------------------------------------------
                                     EXPENSES    INCOME (LOSS)   TO REIMBURSE-      RATIO OF
                                    TO AVERAGE    TO AVERAGE    MENTS/ WAIVERS       WAIVER
                                      PERIOD          NET             NET          TO AVERAGE      TO AVERAGE     PORTFOLIO
                                      (000S)        ASSETS          ASSETS       NET ASSETS (B)  NET ASSETS (B)  TURNOVER (C)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended June 30, 2000 (d). .  $     63,397      1.34% (g)      (0.89%) (g)       1.56% (g)     (0.22%) (g)        54.26%
Year Ended June 30, 2001. . . . .  $     47,709          1.13%          (0.65%)           1.25%         (0.12%)        91.13%
Year Ended June 30, 2002 (e). . .  $     23,172          1.36%          (0.66%)           1.46%         (0.10%)        76.90%
Year Ended June 30, 2003. . . . .  $     18,005          1.78%          (0.86%)           1.90%         (0.12%)        69.79%
Six Months Ended
December 31, 2003 (Unaudited) . .  $     20,005      1.32% (g)      (0.56%) (g)       1.48% (g)     (0.16%) (g)        44.23%
CLASS B SHARES
Period Ended June 30, 2000 (d). .  $     39,934      1.55% (g)      (1.04%) (g)       2.45% (g)     (0.90%) (g)        54.26%
Year Ended June 30, 2001. . . . .  $     24,938          1.23%          (0.76%)           2.03%         (0.80%)        91.13%
Year Ended June 30, 2002 (e). . .  $     16,485          1.43%          (0.73%)           2.26%         (0.83%)        76.90%
Year Ended June 30, 2003. . . . .  $     15,449          1.79%          (0.87%)           2.66%         (0.87%)        69.79%
Six Months Ended
December 31, 2003 (Unaudited) (e)  $        493      1.29% (g)      (0.48%) (g)       2.24% (g)     (0.95%) (g)        44.23%
CLASS C SHARES
Period Ended June 30, 2000 (d). .  $     46,298      1.65% (g)      (1.16%) (g)       2.45% (g)     (0.80%) (g)        54.26%
Year Ended June 30, 2001. . . . .  $     33,591          1.53%          (1.06%)           2.04%         (0.51%)        91.13%
Year Ended June 30, 2002 (e). . .  $     17,940          1.73%          (1.04%)           2.27%         (0.54%)        76.90%
Year Ended June 30, 2003. . . . .  $     14,681          1.90%          (0.98%)           2.69%         (0.79%)        69.79%
Six Months Ended
December 31, 2003 (Unaudited) . .  $     17,272      1.42% (g)      (0.66%) (g)       2.23% (g)     (0.81%) (g)        44.23%

(a)  Excludes  sales  charge.
(b) During the period, distribution and class specific related expense were voluntarily reduced. If such waivers had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from July 27, 1999 (commencement of operations) through June 30, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not  annualized.
(g)  Annualized.

See  notes  to  financial  statements.

10  SEMIANNUAL  REPORT  2003

NOTES  TO  FINANCIAL  STATEMENTS)
December  31,  2003  (Unaudited)

A.   SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

ORGANIZATION

Gartmore Mutual Funds II, Inc. (formerly known as GAMNA Series Funds, Inc., the "Company"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company was organized as a Maryland corporation on March 18, 1999. The Company presently consists of a single series, Gartmore Focus Fund (formerly known as GAMNA Focus Fund, the "Fund"), which commenced investment operations on July 27, 1999. The Fund is non-diversified, as such term is defined in the 1940 Act. The Fund offers three classes of shares, Class A, Class B and Class C. The following is a summary of significant accounting policies:

     SECURITY  VALUATION

     Portfolio securities which are traded on a national securities exchange, or included in the NASDAQ National Market System, are valued at the official closing price (typically last sale), or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Short-term obligations, which mature in 60 days or less, are valued at amortized cost.

     REPURCHASE  AGREEMENT

     The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund's custodian, or another qualified sub-custodian or in the Federal Reserve/Treasury book entry system.

     SECURITIES  TRANSACTIONS  AND  INVESTMENT  INCOME

     Securities transactions are accounted for on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Income, non-class specific expenses, and realized and unrealized gain/loss on investments are allocated to each class based on their respective net assets. Expenses borne by each class of the Fund may differ because of class-specific expenses.

     DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREHOLDERS

     Substantially all of the Fund's net investment income and net realized capital gains, if any, will be distributed to shareholders on an annual basis. Dividends paid on all classes are calculated at the same time. Dividends on Class B and Class C shares are expected to be lower than those on Class A shares due to higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ among classes due to differences in other class specific expenses.

     FEDERAL  INCOME  TAXES

     The Fund intends to qualify as a "regulated investment company" for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve the Fund from all or substantially all federal income and excise taxes.

     USE  OF  ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                                                       2003 SEMIANNUAL REPORT 11

December  31,  2003  (Unaudited)


B.   TRANSACTIONS  WITH  AFFILIATES

     Under the terms of the Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust ("GMF") manages the investments of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance
     Company (4.7%), each of which is a mutual company owned by its policyholders.

     Pursuant to the terms of the Subadvisory Agreement, Gartmore Separate Accounts LLC ("GSA") serves as subadviser for the Fund and is responsible for purchasing, holding, and selling investments for the Fund and provides such investment advice and supervision as GSA deems necessary for the proper supervision of the Fund's investments. Prior to August 15, 2003, GSA served as the investment adviser pursuant to an Interim Advisory Agreement which went into effect on May 12, 2003. GSA is a majority-owned subsidiary of Gartmore SA Capital Trust (60%), and the remaining interest is held by five officers of GSA (40%). GMF also provides investment management evaluation services and monitors on an ongoing basis, the performance of the subadviser, GSA.

     Pursuant to the Investment Advisory Agreement, GMF (GSA, prior to August 15, 2003) is entitled to receive from the Fund a fee, calculated daily and payable monthly, at an annual rate based on the Fund's average daily net assets, of 0.55% on the first $1 billion in assets and 0.50% for assets greater than $1 billion. Out of its management fee, GMF pays GSA an annual subadvisory fee, based on the Fund's average daily net assets and not taking into account any applicable waivers, of 0.3575% of the first $1 billion in assets and 0.325% for assets greater thatn $1 billion. Under the terms of an expense limitation agreement among GMF, GSA, and the Company, a limit of 1.90% was set on the operating expenses for each class of the Fund until at least June 30, 2004.


     Certain officers and directors of GSA are officers and/or directors of the Company. No such officers received compensation from the Company. For the period ended December 31, 2003, the directors who are not affiliated with the Adviser received total compensation of $30,250 from the Fund.

     At December 31, 2003, the adviser and its affiliates held 129,563 shares of the Fund with an aggregate value of $767,015.

C.   ADMINISTRATOR,  DISTRIBUTOR,  CUSTODIAN,  AND  TRANSFER  AGENT

     Gartmore SA Capital Trust ("GSACT") serves as the Fund's administrator and accounting service agent. Prior to August 18, 2003, PFPC Inc. ("PFPC") served as the Fund's administrator and accounting service agent and received a monthly minimum fee and a monthly fee from the Fund based upon average daily net assets.

     Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSACT, serves as transfer agent and dividend disbursing agent for the Fund. Prior to August 18, 2003, PFPC served as transfer agent and dividend disbursing agent and received a minimum monthly fee for each class, transaction charges and out-of-pocket expenses.

     The fees for services provided by the agreements with GSACT and GISI are combined and calculated based on the combined average daily net assets of the Fund and Gartmore Mutual Funds according to the fee schedule below. The fees are then allocated proportionately among all funds in relation to the average daily net assets of each fund and are paid to GSACT. GSACT pays GISI from these fees for GISI's services.

                     COMBINED  FEE  SCHEDULE*
----------------------------------------------------------------
     Up  to  $1  billion                                   0.25%
     $1  billion  and  more  up  to  $3  billion           0.18%
     $3  billion  and  more  up  to  $4  billion           0.14%
     $4  billion  and  more  up  to  $5  billion           0.07%
     $5  billion  and  more  up  to  $10  billion          0.04%
     $10  billion  and  more  up  to  $12  billion         0.02%
     $12  billion  or  more                                0.01%

* The assets of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

12  SEMIANNUAL  REPORT  2003

Gartmore Distribution Services, Inc. ("GDSI") serves as the Fund's distributor. Prior to August 18, 2003, PFPC Distributors, Inc., served as the Fund's distributor. Class B and Class C shares each pay a distribution fee of 0.75% of average daily net assets of the Fund attributable to these shares. Some payments under the distribution plans may be used to compensate broker-dealers with trail or maintenance commissions. Class A, Class B, and Class C shares also pay a service organization fee of 0.25% of average daily net assets of the Fund attributable to each Class. For the period ended December 31, 2003, GDSI and PFPC waived $116,036 and $33,653, respectively, of distribution and service fees.

JPMorgan Chase Bank serves as custodian of the assets of the Fund and receives compensation for JPMorgan Chase Bank's services based on the Fund's average daily net assets. Prior to August 18, 2003, PFPC Trust Company served as custodian and received compensation for its services based on the Fund's average daily gross assets, subject to certain minimums.

Effective August 18, 2003, GSACT and GISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administrative and sub-transfer agency services, respectively, to the Fund.

D.   INVESTMENT  TRANSACTIONS

For the period ended December 31, 2003, the aggregate purchases and sales of investment securities, other than short-term obligations, amounted to $20,348,897 and $38,601,466, respectively. There were no purchases or sales of long-term U.S. Government Securities.

E.   CONCENTRATION  OF  RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable fund that is not heavily weighted in any industry or sector.

F.   OTHER

As of December 31, 2003, the Company had six shareholders who are part of an affiliated group that hold 76% of total shares outstanding. None of the accounts are affiliated with Gartmore, but they are affiliated with Groupama Asset Management, the Fund's former parent. A description of the Company's affiliated holdings are presented in Note B.

G.   SHAREHOLDER  FEES

Class A share purchases are charged a maximum front end sales load of 5.75% of the offering price. Class C share purchased after November 1, 2003 are charged a front end sales load of 1.00% of the offering price. However, shareholders who owned Class C shares prior to November 1, 2003, and certain other Class C shareholders may buy additional Class C shares without paying the 1.00% initial sales charge. Class B redemptions are charged a maximum deferred sales load of 5% during the first year; thereafter this deferred sales load decreases to 0% after the sixth year. Class C redemptions are charged a deferred sales load of 1% if redeemed within one year of purchase. The deferred sales load is charged on the lower of the original purchase amount or redemption proceeds. For the period ended December 31, 2003, GDSI contributed $340,600 of it's CDSC fees to the Fund. A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 30 days after the date these shares were acquired. This fee does not apply to shares purchased prior to November 1, 2003, and through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

                                                       2003 SEMIANNUAL REPORT 13

MANAGEMENT  INFORMATION  (UNAUDITED)

DIRECTORS  AND  OFFICERS  WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940
ACT)  AND  OFFICERS  OF  THE  FUND  DECEMBER  31,  2003




                                                                                               NUMBER OF
                                   TERM OF OFFICE                 PRINCIPAL                  PORTFOLIOS IN      OTHER
NAME,                 POSITION(S)       AND                     OCCUPATION(S)                FUND COMPLEX   DIRECTORSHIPS
ADDRESS,                 HELD        LENGTH OF                   DURING PAST                  OVERSEEN BY      HELD BY
AND AGE                WITH FUND    TIME SERVED                    5 YEARS                     DIRECTOR       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
ROBERT T. ADAMS. . .  Director,    Since 1999      Attorney, Wilson,,                         1             None
150 E. 42nd Street .  Member of                    Elser, Moskowitz
New York, NY . . . .  Audit                        Edelman & Dicker, .
 10017-5639. . . . .  Committee                   1986-present
Age 49
-------------------------------------------------------------------------------------------------------------------------
VINCENT BENEFICO . .  Director,    Since 1999      Vice President, Reuters Financial          1             None
The Reuters Building  Member of                    ("Reuters"), a vendor of financial
3 Times Square . . .  Audit                        news and information, 2000-present;
23rd Floor . . . . .  Committee                    Director, Fixed Income Product
New York, NY 10036                                 management, Reuters, 1999-2000;
Age 42                                             Product Support Manager,
                                                   Reuters, 1997-1999.
-------------------------------------------------------------------------------------------------------------------------
JAMES S. CARLUCCIO .  Director,    Since 1999      Pilgrim Advisors, Inc., Managing           1             None
70 Wearimus Road . .  Member of                    Director, 1999-present; Executive
Ho-Ho-Kus, . . . . .  Audit                        Vice President, Technology
NJ 07423 . . . . . .  Committee                    Solutions Company, 1992-1999.
Age 50
-------------------------------------------------------------------------------------------------------------------------
EDWARD FOGARTY, JR..  Director,    Since 1999      Attorney, White & McSpedon,P.C.,           1             None
875 Avenue of. . . .  Member of                    1999-present; Attorney,
the Americas . . . .  Audit                        Fogarty & Fogarty PC, 1984-1999.
New York, NY . . . .  Committee
1000
Age 45
-------------------------------------------------------------------------------------------------------------------------
JONATHAN M. RATHER .  Director,    Since 1999      General Partner and Chief Financial        1             None
320 Park Avenue, . .  Member of                    Officer of Welsh, Carson, Anderson &
25th Floor . . . . .  Audit                        Stowe, a private equity investment firm
New York, NY 10022 .  Committee                    in health care, communications, and
Age 43                                             information services, 1999-present;
                                                   Chief  Operating Officer and
                                                   Chief Financial  Officer of
                                                   Goelet Corporation, an
                                                   investment management
                                                   company, 1985-1999
-------------------------------------------------------------------------------------------------------------------------

14  SEMIANNUAL REPORT 2003

Directors and Officers who are Interested Persons (as defined in the 1940 Act) and Officers of the Fund December 31, 2003





                                                                       NUMBER OF
                                       TERM OF OFFICE                  PRINCIPAL                    PORTFOLIOS IN        OTHER
NAME,                  POSITION(S)          AND                      OCCUPATION(S)                   FUND COMPLEX    DIRECTORSHIPS
ADDRESS                    HELD          LENGTH OF                    DURING PAST                    OVERSEEN BY        HELD BY
AND AGE                 WITH FUND       TIME SERVED                     5 YEARS                    DIRECTOR/OFFICER    DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
MARK P. BRONZO. . .  Chairman,         Since 1999      Managing Director and Member                 1                  None
94 North Broadway .  President &                       of the Board of Managers of
Irvington, NY . . .  Chief Executive                   Gartmore Separate Accounts LLC,
10533 . . . . . . .  Officer                           1/2003-present; Senior Vice President
Age 42                                                 (1998-2003),Vice President (1995-1998),
                                                       Managing Director and Board Member
                                                       (1998-2003) of GAMNA (formerly
                                                       Sorema Asset Management)
----------------------------------------------------------------------------------------------------------------------------------
DANIEL W. PORTANOVA  Senior            Since 1999      Managing Director and Member of the          1                  None
94 North Broadway .  Vice President,                   Board of Managers of Gartmore Separate
Irvington, NY . . .  Treasurer                         Accounts LLC, 1/2003-present; Senior Vice
10533 . . . . . . .  and Chief                         President Managing Director and Board
Age 42. . . . . . .  Operating                         Member of GAMNA 1998-2003;
                     Officer                           Vice President and Managing
                                                       Director of GAMNA, 1995-1998.
----------------------------------------------------------------------------------------------------------------------------------
JOSEPH C. O'CONNOR.  Senior Vice       Since 2000      Managing Director and Member of the          1                  None
94 North Broadway .  President and                     Board of Managers of Gartmore Separate
Irvington,. . . . .  Managing                          Accounts LLC, 1/2003-present; Senior
New York. . . . . .  Director                          Vice President, Managing Director and
10533                                                  Board Member  of GAMNA, 2000-2003;
Age 43                                                 Managing Director, Corporate Bond
                                                       Department of
                                                       Donaldson Lufkin &
                                                       Jenrette Securities, 1989-2000.
----------------------------------------------------------------------------------------------------------------------------------

IONA K. WATTER. . .  Secretary         Since 1999      Director of Compliance, Gartmore            N/A               N/A
94 North Broadway                                      Separate Accounts LLC, 1/2003-present;
Irvington, NY                                          Second Vice President (1999-2003),
10533                                                  Corporate Secretary and Compliance
Age 51                                                 Officer GAMNA, 1995-2003.
----------------------------------------------------------------------------------------------------------------------------------

1 Each Director and Officer serves for an indefinite term, until his/her succcessor is elected.
2 Mr. Bronzo, also serves as a Director for Gartmore Separate Accounts LLC, the Fund's subadviser, and is deemed to be an "interested person" of the Fund as the term is defined in the Investment Company Act of 1940, as amended, as a result of his position with Gartmore Separate Accounts LLC.

     The Statement of Additional Information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (800) 848- 0920.

                                                       2003 SEMIANNUAL REPORT 15

At Gartmore Funds, we offer you a full menu of specialized funds and solid core funds that can serve as the building blocks you need for diversified asset allocation strategies and powerful performance potential.

[graphic omitted]

SECTOR  SERIES
Gartmore  Global  Financial  Services  Fund(1,2)
Gartmore  Global  Health  Sciences  Fund(1,2)
Gartmore  Global  Technology and Communications  Fund(1,2)
Gartmore  Global  Utilities  Fund(1,2)

LEADERSHIP  SERIES
Gartmore  Focus  Fund(1)
Gartmore  Nationwide  Leaders  Fund(1)
Gartmore  U.S.  Growth  Leaders  Fund(1)
Gartmore  Worldwide  Leaders  Fund(1,2)

INTERNATIONAL  SERIES
Gartmore  Emerging  Markets  Fund(2)
Gartmore  International  Growth  Fund(2)

CONCEPT  SERIES
Gartmore  High  Yield  Bond  Fund(3)
Gartmore  Long-Short  Equity  Plus  Fund(4)
Gartmore  Micro  Cap  Equity  Fund(5)
Gartmore  Millennium  Growth  Fund
Gartmore  Value  Opportunities  Fund(5)

CORE  EQUITY  SERIES
Gartmore  Growth  Fund
Gartmore  Large  Cap  Value  Fund
Gartmore  Mid  Cap  Growth  Fund
Gartmore  Nationwide  Fund
CORE  ASSET  ALLOCATION  SERIES
Gartmore  Investor  Destinations  Aggressive  Fund
Gartmore  Investor  Destinations  Moderately  Aggressive  Fund
Gartmore  Investor  Destinations  Moderate  Fund
Gartmore  Investor  Destinations  Moderately  Conservative  Fund
Gartmore  Investor  Destinations  Conservative  Fund

CORE  FIXED  INCOME  SERIES
Gartmore  Bond  Fund
Gartmore  Government  Bond  Fund(6)
Gartmore  Money  Market  Fund(7)
Gartmore  Morley  Capital  Accumulation  Fund(8)
Gartmore  Morley  Enhanced  Income  Fund
Gartmore  Tax-Free  Income  Fund(9)


1. Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment. 2. International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets. 3. High-yield funds typically are subject to greater risk and price volatility than funds that invest in higher-rated debt securities. 4. The Fund uses investment approaches that may present substantially higher risks and greater volatility than with most funds. The Fund is not appropriate for conservative investors. The Fund may be leveraged. As with any mutual fund, investing involves market risk and the possible loss of principal. The Fund has generally higher fees and expenses relative to our other offerings. 5. Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility. 6. While the Fund invests primarily in securities of the U.S. government and its agencies, the Fund's value is not guaranteed by these entities. 7. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the money market. 8. The Fund cannot guarantee that the combination of securities and wrap contracts will provide a stable net asset value or current income. Because the value of the securities held by the Fund will fluctuate, there is a risk that a shareholder will lose money if the Fund cannot enter into wrap contracts covering all of its assets, if there is fluctuation in assets not covered by the wrap contracts or if the value of the Fund's wrap contracts otherwise becomes impaired. 9. For some investors, income from the Fund may be subject to state and local taxes, and the Federal Alternative Minimum Tax.

FEDERAL LAW REQUIRES THE TRUST, AND EACH OF ITS INVESTMENT ADVISERS AND SUB-ADVISERS, TO ADOPT PROCEDURES FOR VOTING PROXIES ("PROXY VOTING GUIDELINES") AND TO PROVIDE A SUMMARY OF THOSE PROXY VOTING GUIDELINES USED TO VOTE THE SECURITIES HELD BY THE FUNDS. THE FUND'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) UPON REQUEST, BY CALLING 800-711-6270, (II) ON THE FUND'S WEB SITE AT WWW.GARTMOREFUNDS.COM, OR (III) ON THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV.

GARTMORE FUNDS
1200  River  Road,  Suite  1000
Conshohocken,  PA  19428
888-223-2116

www.gartmorefunds.com

Gartmore  Funds  Shareholder  Services:
800-848-0920

GG-0243  2/04

ITEM  2.  CODE  OF  ETHICS.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM  5.      AUDIT  COMMITTEE  OF  LISTED  REGISTRANTS.

NOT  APPLICABLE.

ITEM  6.      [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT  APPLICABLE.

ITEM  9.  SUBMISSION  OF  MATTERS  TO  A  VOTE  OF  SECURITY  HOLDERS.

NOT  APPLICABLE.

ITEM  10.  CONTROLS  AND  PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL
     HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM  11.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


     (a)(2)  CERTIFICATIONS PURSUANT TO
             SECTION  302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          GARTMORE  MUTUAL  FUNDS  II,  INC.

By  (Signature  and  Title)

                 /s/     Mark  P.  Bronzo
               Name:     Mark  P.  Bronzo
               Title:    Chairman,  President  &  Chief  Executive  Officer
                         (principal executive officer)
               Date:     3/9/04

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  (Signature  and  Title)

                 /s/     Mark  P.  Bronzo
               Name:     Mark  P.  Bronzo
               Title:    Chairman,  President  &  Chief  Executive  Officer
                         (principal executive officer)
               Date:     3/9/04

By  (Signature  and  Title)

                 /s/     Daniel  W.  Portanova
               Name:     Daniel  W.  Portanova
               Title:    Senior  Vice President, Treasurer,
                         & Chief Operating Officer
                        (principal financial officer
               Date:     3/9/04